Equity (Details) - USD ($)					1 Months Ended	2 Months Ended	12 Months Ended
	May 06, 2016	Mar. 21, 2016	Feb. 17, 2016	Feb. 08, 2016	Aug. 26, 2016	Sep. 30, 2015	Sep. 30, 2016	Oct. 30, 2015
Equity (Textual)
Common stock, authorized		360,000,000				360,000,000	360,000,000
Common stock, par value		$ 0.001				$ 0.001	$ 0.001
Description of forward split		1 to 3:141
Subscription receivable						$ 350,000		$ (350,000)
Issuance of common shares						$ 51,958	$ 3,250,000
2016 Plan [Member]
Equity (Textual)
Common stock issued post-stock split			157,050
Common stock issued pre-stock split			50,000
Biolite Inc [Member]
Equity (Textual)
Common stock, par value					$ 0.001
Issuance of common shares					$ 1,468,750
Purchase price per share					$ 1.60
Net proceeds from offering					$ 2,350,000
Share Exchange Agreement [Member]
Equity (Textual)
Common stock issued post-stock split				164,387,376
Common stock issued pre-stock split				52,336,000
Share Exchange Agreement 1 [Member]
Equity (Textual)
Common stock issued post-stock split				166,273,921
Common stock issued pre-stock split				52,936,583
Share Exchange Agreement 2 [Member]
Equity (Textual)
Common stock issued post-stock split				163,159,952
Common stock issued pre-stock split				51,945,225
Percentage of common shares issued and outstanding				79.70%
Percentage of issued share capital				100.00%
Share Exchange Agreement 3 [Member]
Equity (Textual)
Common stock issued post-stock split				166,273,921
Common stock issued pre-stock split				52,936,583
Exchange ratio				0.2536-for-1
Share Exchange Agreement 4 [Member]
Equity (Textual)
Common stock issued post-stock split				205,519,223
Common stock issued pre-stock split				65,431,144
Percentage of common shares issued and outstanding				79.70%
Collaborative Arrangement [Member]
Equity (Textual)
Share Price	$ 1.60
Common stock newly issued, shares	562,500
Issuance of common shares	$ 900,000